Operating Segment Information (Tables)	3 Months Ended
Jun. 30, 2024
Revelyst Business
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table contains information used to evaluate our operating segments for the periods presented below:

	Year ended March 31, 2024
	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items(a)	Total
Sales, net	$465,294	$607,711	$235,854	$1,308,859	$—	$1,308,859
Gross profit	107,511	161,674	104,037	373,222	—	$373,222

Operating income (loss)	$(2,590)	$(7,864)	$39,061	$28,607	$(291,476)	$(262,869)
Other expense, net					(1,988)	(1,988)
Interest income, net					117	117
Income (loss) before income taxes	$(2,590)	$(7,864)	$39,061	$28,607	$(293,347)	$(264,740)

Capital expenditures	$3,140	$9,595	$1,284	$14,019	$—	$14,019
Depreciation and amortization	22,844	36,513	10,320	69,677	776	70,453

	Year ended March 31, 2023
	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items(a)	Total
Sales, net	$477,986	$625,567	$235,825	$1,339,378	$—	$1,339,378
Gross profit	105,446	168,878	111,995	386,319	(9,528)	376,791

Operating income (loss)	$(1,575)	$7,305	$55,348	$61,078	$(429,217)	$(368,139)
Other income, net					2,124	2,124
Interest income, net					173	173
Income (loss) before income taxes	$(1,575)	$7,305	$55,348	$61,078	$(426,920)	$(365,842)

Capital expenditures	$4,247	$7,976	$649	$12,872	$—	$12,872
Depreciation and amortization	22,299	30,370	10,159	62,828	55	62,883

	Year ended March 31, 2022
	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items(a)	Total
Sales, net	$579,687	$556,745	$186,065	$1,322,497	$—	$1,322,497
Gross profit	154,568	156,312	88,567	399,447	(1,991)	397,456

Operating income (loss)	$58,530	$54,528	$51,436	$164,494	$(62,073)	$102,421
Interest income, net					1	1
Income (loss) before income taxes	$58,530	$54,528	$51,436	$164,494	$(62,072)	$102,422

Capital expenditures	$5,616	$7,337	$146	$13,099	$—	$13,099
Depreciation and amortization	16,805	17,847	5,239	39,891	2,046	41,937
_______________
(a)includes corporate general and administrative expenses of $64,223, $52,422, and $49,327 for the fiscal years 2024, 2023, and 2022, respectively, plus other non-recurring costs that are not allocated to the segments in order to present comparable results as presented to the CODMs. Reconciling items in fiscal year 2024 included goodwill and intangibles impairment of $220,070, post-acquisition compensation expense of $1,328 allocated from the businesses acquired and change in the estimated fair value of the contingent consideration payable of $5,855. Reconciling items in fiscal year 2023 included inventory fair value step-up expenses related to the Fox Racing and Simms acquisitions of $9,528, goodwill and intangibles impairment of $374,355, restructuring expense of $8,209, transition expense of $4,960, post-acquisition compensation expense of $6,863 allocated from the businesses acquired, and non-cash income for the change in the estimated fair value of the contingent consideration payable of $(27,120) related to our acquisitions. Reconciling items in fiscal year 2022 included inventory fair value step-up expenses related to the Stone Glacier and Foresight acquisitions of $1,991, transition expense of $1,034, post-acquisition compensation expense of $8,987 allocated from the businesses acquired, and non-cash expense for the change in the estimated fair value of the contingent consideration payable of $734 related to our QuietKat acquisition.
The following table contains information used to evaluate our operating segments for the periods presented below:

	Three months ended June 30, 2024
	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items(a)	Total
Sales, net	$89,969	$127,278	$56,973	$274,220	$—	$274,220
Gross profit	21,733	34,914	24,743	81,390	—	81,390

Operating income (loss)	$(2,876)	$(6,200)	$7,526	$(1,550)	$799	$(751)
Other expense, net					(77)	(77)
Interest income, net					14	14
Income (loss) before income taxes	$(2,876)	$(6,200)	$7,526	$(1,550)	$736	$(814)

Depreciation and amortization	$5,339	$8,615	$2,677	$16,631	$102	$16,733

	Three months ended June 25, 2023
	(b) Revelyst Outdoor Performance	(b) Revelyst Adventure Sports	(b) Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items(a)	Total
Sales, net	$111,212	$144,399	$65,832	$321,443	$—	$321,443
Gross profit	25,698	42,684	26,344	94,726	—	94,726

Operating income (loss)	$(1,615)	$(1,127)	$9,838	$7,096	$(12,393)	$(5,297)
Other income, net					(541)	(541)
Interest income, net					42	42
Income (loss) before income taxes	$(1,615)	$(1,127)	$9,838	$7,096	$(12,892)	$(5,796)

Depreciation and amortization	$5,854	$9,136	$2,589	$17,579	$25	17,604
__________________
(a)includes corporate general and administrative expenses of $12,456 and $7,949 for the three months ended June 30, 2024 and June 25, 2023, respectively, plus other non-recurring costs that are not allocated to the segments in order to present comparable results as presented to the CODM. Reconciling items during the three months ended June 30, 2024 included the gain on divestiture of the RCBS business of
$(19,659), fixed asset impairment of $6,336 and post-acquisition compensation expense of $68. Reconciling items for the three months ended June 25, 2023 included post-acquisition compensation expense of $4,332 and contingent consideration fair value adjustment of $112.
(b)During the third quarter of fiscal year 2024, we modified our reportable segments. Accordingly, prior comparative periods have been restated to conform to the change.